                               ING INVESTORS TRUST
                ING FMR(SM) Earnings Growth Portfolio ("Portfolio")

                          Supplement dated May 4, 2006
   to the Adviser Class, Institutional Class, Service Class, and the Service 2
                 Class Prospectuses, Each dated April 28, 2006

         Effective April 28, 2006, Bahaa W. Fam replaced Joseph W. Day as portfolio manager to ING FMR(SM) Earnings Growth Portfolio.

         Effective April 28, 2006, the fourth paragraph under the section entitled "More on the Sub-Adviser" on page 17 of the Adviser Class Prospectus and page 16 of the Institutional Class, Service Class, and Service 2 Class Prospectuses is hereby deleted in its entirety and replaced with the following:

         The following individual is primarily responsible for the management of the Portfolio:

         NAME                 POSITION AND RECENT BUSINESS EXPERIENCE
         ----                 ---------------------------------------
         Bahaa W. Fam         Mr. Fam is vice president and portfolio manager of
                              the Portfolio since April 2006. He is a Vice
                              President and Portfolio Manager with Pyramis
                              (2006) and Fidelity Management & Research Company.
                              Portfolio Manager for institutional large cap
                              growth mandates since 2001. Portfolio Manager for
                              Large Cap Growth and Mid Cap Growth mutual funds
                              since 2004. Previously director of quantitative
                              research (1998-2004) and senior quantitative
                              analyst (1995-1998).


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST
               ING FMR(SM) Earnings Growth Portfolio ("Portfolio")

                          Supplement dated May 4, 2006
      to the Adviser Class and the Institutional Class, Service Class, and
          Service 2 Class Statements of Additional Information ("SAI")
                              Dated April 28, 2006

     Effective April 28, 2006, Bahaa W. Fam replaced Joseph W. Day as portfolio manager to ING FMR(SM) Earnings Growth Portfolio. Effective April 28, 2006, all references to Joseph W. Day are deleted and replaced with Bahaa W. Fam.

     The tables and language in the sub-sections entitled "Other Accounts Managed," "Portfolio Manager Ownership of Securities" and "Compensation Structure of Portfolio Manager" under the section entitled, "Other Information about Portfolio Managers" on pages 119 and 120 of the Adviser Class SAI and of the Institutional Class, Service Class, and Service 2 Class SAI, respectively, are deleted in their entirety and replaced with the following:

         OTHER ACCOUNTS MANAGED

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2005.

--------------------------------------------------------------------------------------------------------------------------
                      REGISTERED INVESTMENT COMPANIES*  OTHER POOLED INVESTMENT VEHICLES          OTHER ACCOUNTS
--------------------------------------------------------------------------------------------------------------------------
                      NUMBER OF      TOTAL ASSETS       NUMBER OF      TOTAL ASSETS         NUMBER OF      TOTAL ASSETS
PORTFOLIO MANAGER     ACCOUNTS       (IN MILLIONS)      ACCOUNTS       (IN MILLIONS)        ACCOUNTS       (IN MILLIONS)
--------------------------------------------------------------------------------------------------------------------------
Bahaa W. Fam              4          $1,127                  7          $1,280                  6           $788
--------------------------------------------------------------------------------------------------------------------------

* Includes ING FMR(SM) Earnings Growth Portfolio ($151 million assets managed).

         PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                         DOLLAR RANGE OF
PORTFOLIO MANAGER                        FUND SHARES OWNED
-----------------                        -----------------
Bahaa W. Fam                                None

         COMPENSATION STRUCTURE OF PORTFOLIO MANAGER

     Bahaa W. Fam is the portfolio manager of ING FMR(SM) Earnings Growth Portfolio and receives compensation for his services. As of December 31, 2005, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

     The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FMR or an affiliate. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index, and rolling periods of up to five years for the comparison to a Morningstar peer group. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the Russell 1000(R) Growth Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST
                 ING MFS Mid Cap Growth Portfolio ("Portfolio")

                         Supplement dated April 28, 2006
        to the Adviser Class (ADV Class), Institutional Class (I Class),
      Service Class (Class S), and Service 2 Class (Class S2) Prospectuses,
                            Each dated April 28, 2006

     Pursuant to the Manager-of-Manager's exemptive relief received from the U.S. Securities and Exchange Commission, Fidelity Management & Research Company has been appointed to replace Massachusetts Financial Services Company as Portfolio Manager to the Portfolio, effective August 7, 2006.

     In connection with this Portfolio Manager change, the new name of the Portfolio will be "ING FMR(SM) Mid Cap Growth Portfolio," and the new sub-adviser will be Fidelity Management & Research Company.

     The Portfolio's overall fee structure, including its management fee and breakpoints applicable to that fee, will remain the same. However, the assets of the Portfolio will no longer participate in the aggregation of portfolios sub-advised by Massachusetts Financial Services Company and, as a result, the sub-advisory fee payable by the Adviser will increase.

     Effective August 7, 2006, the ADV Class Prospectus, Class I Prospectus, Class S Prospectus and Class S2 Prospectus are supplemented as set out below to reflect the new Portfolio Manager arrangement:

          1. All references to "ING MFS Mid Cap Growth Portfolio" and "Massachusetts Financial Services Company," with respect to this Portfolio only, are deleted and replaced with "ING FMR(SM) Mid Cap Growth Portfolio" and "Fidelity Management & Research Company," respectively.

          2. The sub-sections entitled "Principal Investment Strategies," "Principal Risks" and "More on the Sub-Adviser," under the section captioned "Description of the Portfolios - ING MFS Mid Cap Growth Portfolio" are hereby deleted in their entirety and replaced with the following:

               PRINCIPAL INVESTMENT STRATEGY

               The Sub-Adviser normally invests the Portfolio's assets primarily in common stocks.

               The Portfolio normally invests at least 80% of its assets in securities of companies with medium market capitalizations. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy. Although a universal definition of medium market capitalization companies does not exist, for purposes of this Portfolio the Sub-Adviser generally defines medium market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap Index or the S&P MidCap 400 Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the Portfolio's investment. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The size of the companies in each index changes with market conditions and the composition of the index. The Sub-Adviser may also invest the Portfolio's assets in companies with smaller or larger market capitalizations.

               The Sub-Adviser invests the Portfolio's assets in companies it believes have above-average growth potential. Growth may be measured by factors such as earnings or revenue. Companies with high growth potential tend to be companies with higher than average price/earnings ("P/E") or price/book ("P/B") ratios. Companies with strong growth potential often have new products, technologies, distribution channels, or other opportunities, or have a strong industry or market position. The stocks of these companies are often called "growth" stocks.

               The Sub-Adviser uses the Russell Midcap Growth Index as a guide in structuring the Portfolio and selecting its investments. The Sub-Adviser considers the Portfolio's security, industry and market capitalization weightings relative to the index.

               The Sub-Adviser may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers.

               The Sub-Adviser relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management. These securities may then be analyzed using statistical models to further evaluate growth potential, valuation, liquidity and investment risk. In buying and selling securities for the Portfolio, the Sub-Adviser invests for the long term and selects those securities it believes offer strong opportunities for long-term growth of capital and are attractively valued.

               In addition to the principal investment strategies discussed above, the Sub-Adviser may lend the Portfolio's securities to broker-dealers or other institutions to earn income for the Portfolio.

               The Sub-Adviser may also use various techniques, such as buying and selling futures contracts and exchange-traded funds, to increase or decrease the Portfolio's exposure to changing security prices or other factors that affect security values. If the Sub-Adviser's strategies do not work as intended, the Portfolio may not achieve its objective.

               PRINCIPAL RISKS

                             FOREIGN INVESTMENT RISK
                              GROWTH INVESTING RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                           MARKET CAPITALIZATION RISK
                         MID-CAPITALIZATION COMPANY RISK
                             SECURITIES LENDING RISK
                        SMALL-CAPITALIZATION COMPANY RISK

               MORE ON THE SUB-ADVISER

               While FMR is the sub-adviser to the Portfolio, the day-to-day investment management decisions for the Portfolio are made by FMR Co., Inc. ("FMRC"), a wholly-owned subsidiary of FMR, which serves as a sub-sub-adviser to the Portfolio. FMR Corp., organized in 1972, is the ultimate parent company of FMR and FMRC. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward
               C. Johnson III family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the Investment Company Act of 1940 ("1940 Act"), control of a company is presumed where on individual or group of individuals own more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.

               The principal address of FMR and FMRC is 82 Devonshire Street, Boston, MA 02109. As of December 31, 2005, FMR managed approximately $1,207.7 billion in mutual fund assets.

               The following individual is responsible for the day-to-day management of the Portfolio:

               NAME                POSITION AND RECENT BUSINESS EXPERIENCE
               Bahaa Fam           Mr. Fam is vice president and portfolio manager of
                                   the Portfolio since August 2006. Since joining
                                   Fidelity Investments in 1994, Mr. Fam has worked
                                   as a senior quantitative analyst and manager.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST
                 ING MFS Mid Cap Growth Portfolio ("Portfolio")

                         Supplement dated April 28, 2006
to the Adviser Class ("ADV Class") Statement of Additional Information ("SAI"),
         and Institutional Class ("Class I"), Service Class ("Class S"),
                             and Service 2 Class SAI
                            Each dated April 28, 2006

     Pursuant to the Manager-of-Manager's exemptive relief received from the U.S. Securities and Exchange Commission, Fidelity Management & Research Company has been appointed to replace Massachusetts Financial Services Company as Sub-Adviser to the Portfolio effective August 7, 2006.

     In connection with this Sub-Adviser change, the name of the Portfolio will be changed to "ING FMR(SM) Mid Cap Growth Portfolio." All references to "ING MFS Mid Cap Growth Portfolio," "Massachusetts Financial Services Company" or "MFS," with respect to this Portfolio only, will be deleted and replaced with "ING FMR(SM) Mid Cap Growth Portfolio," "Fidelity Management & Research Company" or "FMR," respectively.

     Effective August 7, 2006, the ADV Class SAI and the Class I, Class S and Service 2 Class SAI are supplemented to reflect the new Sub-Advisory arrangement:

1. The Non-Fundamental Investment Policies regarding ING MFS Mid Cap Growth Portfolio found on page 66 of the ADV Class SAI and page 61 of the Class I, Class S and Service 2 Class SAI are hereby deleted and replaced with the following:

FOR ING FMR(SM) MID CAP GROWTH PORTFOLIO

     1. The Portfolio may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serve as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of the fundamental borrowing limitation).

     2. The Portfolio does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. For purposes of the Portfolio's illiquid securities limitation, if through a change in values, net assets or other circumstances, the Portfolio were in a position where more than 10% of its net assets were invested in illiquid securities, it would consider appropriate steps to protect liquidity.

     3. The Portfolio does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 15% of the Portfolio's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) assuming any unfunded commitments in connection with the acquisition of loans, loan participations or other forms of debt instruments. This limitation does not apply to purchases of debt securities or repurchase agreements or to acquisitions of loans, loan participations or other forms of debt securities.

2. The Non-Fundamental Investment Policies regarding ING MFS Mid Cap Growth Portfolio found on page 68 of the ADV Class SAI and page 64 of the Class I, Class S and Service Class SAI are hereby deleted and replaced with the following:

     For purposes of normally investing at least 80% of the Portfolio's assets in securities of companies with medium market capitalizations, FMR intends to measure the capitalization range of the Russell Midcap(R) Index and the S&P MidCap 400 Index no less frequently than once a month.

3. The sub-advisory fee for the Portfolio has been decreased and will be based on the aggregate assets of this Portfolio and other portfolios sub-advised by FMR. Accordingly, the information relating to "ING MFS Mid Cap Growth
Portfolio" in the table entitled "Sub-Advisers" found on page 103 of the Adviser Class SAI and page 110 of the Class I, Class S and Service 2 Class
SAI is deleted in its entirety. In addition, the information relating to "Fidelity Management & Research Company" in the table entitled "Sub-Advisers" found on page 100 of the Adviser Class SAI and page 107 of the Class I, Class
S and Service 2 Class SAI is hereby deleted in its entirety and replaced with the following information:

       SUB-ADVISORY FEES

     SUB-ADVISER                      PORTFOLIO                           SUB-ADVISORY FEE
--------------------------------------------------------------------------------------------------------------
Fidelity Management & Research        ING FMR(SM) Diversified Mid Cap     0.40% on the first $250 million of
Company                               Portfolio; ING FMR(SM) Earnings     the Portfolios' combined average
                                      Growth Portfolio; and ING FMR(SM)   daily net assets; 0.35% of the
                                      Mid Cap Growth Portfolio(14)        Portfolios' combined average daily
                                                                          net assets in excess of $250 million

     (14) Effective August 7, 2006, Fidelity Management & Research Company serves as the Sub-Adviser to the Portfolio. Massachusetts Financial Services Company served as the Sub-Adviser to the Portfolio from August 14, 1998 through August 6, 2006.

4. The section entitled "Other Information About Portfolio Managers - ING MFS Mid Cap growth Portfolio" beginning on page 158 of the Adviser Class SAI and beginning on page 164 of the Class I, Class S and Service 2 Class SAI is hereby deleted in its entirety and replaced with the following:

ING FMR(SM)  MID CAP GROWTH PORTFOLIO

OTHER ACCOUNTS MANAGED

   The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of January 31, 2006.

                   REGISTERED INVESTMENT         OTHER POOLED INVESTMENT
                   COMPANIES                     VEHICLES                          OTHER ACCOUNTS
                   -----------------------------------------------------------------------------------
                                                              TOTAL                         TOTAL
  PORTFOLIO        NUMBER OF      TOTAL ASSETS   NUMBER OF    ASSETS (IN     NUMBER OF      ASSETS (IN
   MANAGER         ACCOUNTS       (IN MILLIONS)  ACCOUNTS     MILLIONS)      ACCOUNTS       MILLIONS)
------------------------------------------------------------------------------------------------------
Bahaa W. Fam       4              $ 1,127        7            $ 1,280        6              $ 788

None of the accounts referenced above have performance based fees.

POTENTIAL CONFLICTS OF INTEREST

     The portfolio manager's compensation plan may give rise to potential conflicts of interest. The portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his time and investment ideas across multiple funds and accounts. In addition, the fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FMR or an affiliate. The portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by the fund's Code of Ethics.

COMPENSATION STRUCTURE OF THE PORTFOLIO MANAGER

     Bahaa W. Fam is the portfolio manager of ING FMR(SM) Mid Cap Growth Portfolio and receives compensation for his services. As of January 31, 2006, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of the portfolio manager's compensation may be deferred based on criteria established by FMR or at the election of the portfolio manager.

     The portfolio manager's base salary is determined by level of responsibility and tenure at FMR or its affiliates. The portfolio manager's bonus is based on several components. The primary components of the portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a benchmark index assigned to each fund or account, and (ii) the investment performance of a broad range of other equity funds and accounts managed by FMR or an affiliate. The pre-tax investment performance of the portfolio manager's fund(s) and account(s) is weighted according to his tenure or those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over his tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index. A smaller, subjective component of the portfolio manager's bonus is based on the portfolio manager's overall contribution to management of FMR. The portion of the portfolio manager's bonus that is linked to the investment performance of the fund is based on the fund's pre-tax investment performance measured against the Russell Midcap(R) Growth Index. The portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR Corp., FMR's parent company. FMR Corp. is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

     The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of April 28, 2006 including investments by his or her immediate family members and amounts invested through retirement and deferred compensation plans.

                              DOLLAR RANGE OF
PORTFOLIO MANAGER             FUND SHARES OWNED
-----------------             -----------------
Bahaa W. Fam                  None

     For information regarding the Board of Trustees' approval of the investment sub-advisory relationship, please refer to the Portfolio's semi-annual shareholder report that will be dated June 30, 2006.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.